                                    COLONIAL
                                  NEWPORT JAPAN
                                      FUND

                                  ANNUAL REPORT

                                 AUGUST 31, 1996



                              [COLONIAL FLAG LOGO]



                          ------------------------------
                          NOT FDIC--  MAY LOSE VALUE
                          INSURED     NO BANK GUARANTEE
                          ------------------------------

--------------------------------------------------------------------------------

                       COLONIAL NEWPORT JAPAN HIGHLIGHTS
                         JUNE 3, 1996--AUGUST 31, 1996


INVESTMENT OBJECTIVE: Colonial Newport Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.

THE FUND IS DESIGNED TO OFFER:
   *  A portfolio of quality Japanese stocks
   *  Long-term growth potential
   *  Experienced investment management

PORTFOLIO MANAGER COMMENTARY: "I believe this is a great time to be investing in Japan. The economic recovery is well on its way. In addition, some exciting consumer electronics products are coming to market within the next few months. I believe these factors signal the beginning of a solid period of growth for the Japanese economy."
                                                       -- David Smith


                    COLONIAL NEWPORT JAPAN FUND PERFORMANCE

                                                 CLASS A           CLASS B          CLASS D

Inception                                        6/3/96            6/3/96           6/3/96

Distributions declared per share                   --                --               --

Total returns, assuming reinvestment
of all distributions and no sales
charge or contingent deferred sales
charge (CDSC), since inception                    (2.90)%           (3.10)%          (3.10)%

Net asset value per share at 8/31/96             $ 9.71            $ 9.69           $ 9.69

Total return assuming maximum offering
price (MOP) and CDSC, since inception*            (8.46)%           (7.95)%          (5.03)%


* MOP returns include the maximum sales charge of 5.75% for Class A and 1% for Class D. The CDSC returns reflect the maximum charge of 5% and 1%, respectively, for Class B and Class D. Past performance cannot predict future results. Returns and value will vary, resulting in a gain or loss on sale.


TOP FIVE HOLDINGS (AS OF 8/31/96)**            TOP FIVE SECTORS (AS OF 8/31/96)**

1.   Sony Corporation                4.42%     1.  Consumer Cyclicals      31.67%
2.   Noritsu Koki Co. Ltd.           4.23%     2.  Consumer Staples        11.45%
3.   Matsushita Communications       4.15%     3.  Technologies            11.31%
4.   Canon, Inc.                     3.88%     4.  Financials              10.67%
5.   Jusco, Co. Ltd.                 3.87%     5.  Capital Goods            7.27%

** Because the Fund is actively managed, there can be no guarantee it will continue to hold these securities or maintain these sector weightings in the future. Breakdowns are based on total net assets and on Colonial's defined criteria as used in the investment process.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS


[PHOTO: Harold W. Cogger]

I am pleased to present the first annual report for Colonial Newport Japan Fund and would like to take the opportunity to welcome you as shareholders. This report provides performance information for the Fund since it commenced operations on June 3, 1996.

Asian markets are traditionally slow in the mid-summer to late-autumn, and this year is no exception. Far East exchanges took their cue from U.S. market movements, as uncertainty regarding the future direction of interest rates caused a pause in the U.S. bull market.

Nonetheless, the long-term prospects for the Pacific Rim are strong. Rising disposable income, supported by rapid economic growth is fueling a consumer boom. With approximately three billion people -- nearly half the world's population -- this boom may be on a scale the world has never seen before. Newport Fund Management believes many companies throughout Asia are poised to benefit from this market environment. Your Fund is designed to help you participate in this growth.

Portfolio manager David Smith believes that assuming U.S. interest rates remain relatively stable, the Japanese market offers good appreciation potential in the months ahead. In the following report he comments on the key issues affecting Colonial Newport Japan Fund.

Respectfully,


/s/ Harold W. Cogger

Harold W. Cogger

President

October 11, 1996

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           PORTFOLIO MANAGEMENT REPORT

DAVID SMITH is portfolio manager of Colonial Newport Japan Fund and is senior vice president of Newport Fund Management, Inc.

COLONIAL NEWPORT JAPAN FUND IS JUST THREE MONTHS OLD. WHAT CAN YOU TELL US ABOUT THE TYPES OF STOCKS YOU'RE BUYING FOR THE PORTFOLIO? We are focusing on quality companies that we believe offer investors solid long-term growth potential. That's the cornerstone of our philosophy at Newport. Beyond that, I'd like to talk about some of the sectors where we see a great deal of opportunity. Consumer electronics is one.

There are some significant breakthoughs coming in the next couple of months -- digital video disc , or DVD, is a type of technological generation beyond CDs. These discs can hold 20 times more information than those currently on the market. This technology will allow a disc to hold an entire feature film with translations on up to three audio channels and four subtitle channels. It also has applications for holding archived files for computers and the potential to change the face of computer games. Another product is plasma display panels. These slim, lightweight video monitors can hang on your wall and may eventually replace projection-style televisions. These are just two examples of the kind of consumer products Japanese corporations are producing. We believe the upside is tremendous.

Companies that provide corporate financing and specialty retailers are very attractive industries in Japan right now and we have 10.7% and 14.4% of the portfolio invested in these sectors, respectively.

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MORGAN STANLEY JAPAN INDEX (MSCI JAPAN) FOR THE PERIOD? The Fund was down a bit (2.9)% based on net asset value, for Class A Shares. It did, however, outperform the Index, which returned (8.3)% for the same period. This is because we carefully choose our Japanese stocks and the MSCI Japan is a more broad-based index.*

WHAT IS YOUR OUTLOOK FOR THE JAPANESE MARKET? I think that there are many positive signs in the Japanese market right now. Its economic recovery is well on its way. By the end of 1996, I expect corporate profits to be above the level of Japan;s ecomomic 1989 peak. In addition, for the first time in five years, we've seen two successive months' net cash inflows into the Japanese equivalent of the mutual fund industry. This is indicative of an improving liquidity position for Japan. Japanese companies have solid fundamentals, and as long as we don't see further weakening of the yen, I think growth prospects are strong.

* The Morgan Stanley Japan Index is an unmanaged index that tracks the performance of Japaness stocks. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.

--------------------------------------------------------------------------------


                              INVESTMENT PORTFOLIO

                         AUGUST 31, 1996 (IN THOUSANDS)

COMMON STOCKS - 84.1%                                          SHARES     VALUE
--------------------------------------------------------------------------------
  CONSTRUCTION - 2.3%
   BUILDING CONSTRUCTION
   Sawako Corp.                                                  4        $ 92
                                                                          ----

--------------------------------------------------------------------------------
  FINANCE, INSURANCE & REAL ESTATE - 10.4%
   NONDEPOSITORY CREDIT INSTITUTIONS
   Credit Saison Co., Ltd.                                       6         132
   Nichiei Co., Ltd.                                             2         140
   Sanyo Shinpan Finance Co.                                     1          33
   Shohkoh Fund                                                  1         104
                                                                          ----
                                                                           409
                                                                          ----
--------------------------------------------------------------------------------
  MANUFACTURING - 41.6%
   APPAREL - 2.1%
   Maruco Co., Ltd.                                              1          85
                                                                          ----

   CHEMICALS & ALLIED PRODUCTS - 2.1%
   Takeda Chemical Industries Ltd.                               3          52
   Towa Pharmaceutical Co., Ltd.                                 1          30
                                                                          ----
                                                                            82
                                                                          ----
   ELECTRONIC & ELECTRICAL EQUIPMENT - 20.4%
   Kyocera Corp.                                                 1          68
   Matsushita Communication Industrial Co.                       6         159
   Matsushita-Kotobuki Electronics Industries                    6         144
   Noritsu Koki Co., Ltd.                                        3         162
   Sharp Corp.                                                   3          47
   Sony Corp.                                                    3         169
   TDK Corp.                                                     1          57
                                                                          ----
                                                                           806
                                                                          ----

   FOOD & KINDRED PRODUCTS - 0.6%
   Ito En, Ltd.                                                  1          23

   MACHINERY & COMPUTER EQUIPMENT - 5.5%
   Canon, Inc.                                                   8         148
   SMC Corp.                                                     1          70
                                                                          ----
                                                                           218
                                                                          ----

   MEASURING & ANALYZING INSTRUCTIONS - 4.1%
   Fuji Photo Film Co., Ltd.                                     2          60
   Hoya Corp.                                                    2          63
   Keyence Corp.                                                (a)         38
                                                                          ----
                                                                           161
                                                                          ----


                      INVESTMENT PORTFOLIO/AUGUST 31, 1996
-------------------------------------------------------------------------------

COMMON STOCKS - CONT.                                         SHARES     VALUE
-------------------------------------------------------------------------------
MANUFACTURING - CONT.
   MISCELLANEOUS MANUFACTURING - 4.4%
   Nintendo Corp., Ltd.                                          2       $126
   Yamaha, Corp.                                                 3         47
                                                                         ----
                                                                          173
                                                                         ----
   PRINTING & PUBLISHING - 1.6%
   Canon Chemicals, Inc.                                         3         62
                                                                         ----

   TRANSPORTATION EQUIPMENT - 0.8%
   FCC Co., Ltd.                                                 1         33
                                                                         ----

--------------------------------------------------------------------------------
  RETAIL TRADE - 18.1%
   BUILDING, HARDWARE & GARDEN SUPPLY - 0.6%
   Homac Corp.                                                   1         26
                                                                         ----

   FOOD STORES - 4.6%
   Jusco Co.                                                     5        148
   Matsumotokiyoshi Co.                                          1         33
                                                                         ----
                                                                          181
                                                                         ----

   GENERAL MERCHANDISE STORES - 3.3%
   Circle K Japan Co., Ltd.                                      1         45
   Ryohin Keikaku Co., Ltd.                                      1         86
                                                                         ----
                                                                          131
                                                                         ----

   HOME FURNISHINGS & EQUIPMENT - 3.0%
   Laox Co.                                                      4         90
   Yamada Denki Co.                                              1         27
                                                                         ----
                                                                          117
                                                                         ----

   MISCELLANEOUS RETAIL - 5.6%
   Amway Japan Ltd.                                              2         78
   Daimon Co., Ltd.                                              1         40
   Seijo Corp.                                                   1         28
   Sundrug Co., Ltd.                                             1         47
   Xebio Co., Ltd.                                               1         28
                                                                         ----
                                                                          221
                                                                         ----

   RESTAURANTS - 1.0%
   Sagami Chain Co., Ltd.                                        2         38
                                                                         ----

--------------------------------------------------------------------------------
  SERVICES - 3.7%
   AMUSEMENT & RECREATION - 1.0%
   Namco                                                         1         39
                                                                         ----

   ENGLISH, ACCOUNTING, RESEARCH & MANAGEMENT - 2.7%
   Meitec Corp.                                                  5        106
                                                                         ----


                      INVESTMENT PORTFOLIO/AUGUST 31, 1996
-------------------------------------------------------------------------------

  TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS &
  SANITARY SERVICES - 4.1%
   COMMUNICATIONS
   DDI Corp.                                                  (a)      $   71
   NTT Data Communications Systems Co.                        (a)          92
                                                                       ------
                                                                          163
                                                                       ------

--------------------------------------------------------------------------------
  WHOLESALE TRADE - 3.9%
   DURABLE GOODS - 0.7%
   Royal Ltd.                                                 1            26
                                                                       ------

   NONDURABLE GOODS - 3.2%
   Echo Trading Co., Ltd.                                     4            89
   Itariyard Co., Ltd.                                        1            38
                                                                       ------
                                                                          127
                                                                       ------

  TOTAL INVESTMENTS (cost of $3,445)(b)                                 3,319
                                                                       ------

  SHORT-TERM OBLIGATIONS - 8.4%                              PAR
  -----------------------------------------------------------------------------
  Repurchase agreement with Bankers Trust
  Securities Corp., dated 08/30/96, due 09/03/96
  at 5.24%, collateralized by U. S. Treasury bills and notes with various maturities to 2017, market value $347
  (repurchase proceeds $332)                                 $332         332
                                                                       ------

  OTHER ASSETS & LIABILITIES, NET - 7.5%                                  298
  -----------------------------------------------------------------------------


  NET ASSETS - 100%                                                    $3,949
                                                                       ------

  NOTES TO INVESTMENT PORTFOLIO:
  -----------------------------------------------------------------------------
  (a)  Rounds to less than one.
  (b)  Cost for federal income tax purposes is the same.





  See notes to financial statements.



                        STATEMENT OF ASSETS & LIABILITIES

                                 AUGUST 31, 1996

   (in thousands except for per share amounts and footnotes)
   ASSETS
   Investments at value (cost $3,445)                                 $3,319
   Short-term obligations                                                332
                                                                      ------
                                                                       3,651

   Receivable for:
     Fund shares sold                                       236
     Expense reimbursement due from
      Adviser/Administrator                                  64
     Dividends                                                2
   Deferred organization expenses                             1          303
                                                            ---       ------
       Total Assets                                                    3,954

   LIABILITIES
   Accrued:
     Management Fee                                           3
     Other                                                    2
                                                            ---
       Total Liabilities                                                   5
                                                                      ------

   NET ASSETS                                                         $3,949
                                                                      ------

   Net asset value & redemption price per share -
   Class A ($1,066/110)                                               $ 9.71
                                                                      ------

   Maximum offering price per share - Class A
   ($9.71/0.9425)                                                     $10.30(a)
                                                                      ------

   Net asset value & offering price per share -
   Class B ($1,197/123)                                               $ 9.69(b)
                                                                      ------

   Net asset value & redemption price per share -
   Class D ($472/49)                                                  $ 9.69(b)
                                                                      ------

   Maximum offering price per share - Class D
   ($9.69/0.9900)                                                     $ 9.79
                                                                      ------

   Net asset value, offering & redemption price
   per share - Class Z ($1,214/125)                                   $ 9.72
                                                                      ------

   COMPOSITION OF NET ASSETS
      Capital paid in                                                 $4,081
      Accumulated net investment loss                                     (6)
      Net unrealized depreciation                                       (126)
                                                                      ------
                                                                      $3,949
                                                                      ======

   (a) On sales of $50,000 or more the offering price is reduced.
   (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



   See notes to financial statements.


                             STATEMENT OF OPERATIONS

                   FOR THE PERIOD ENDED AUGUST 31, 1996 (a)

   (in thousands)
   INVESTMENT INCOME
   Dividends                                                           $   2
   Interest                                                                8
                                                                       -----
         Total Investment Income                                          10

   EXPENSES
   Management fee                                            $  7
   Administration fee                                           2
   Service fee - Class A                                       (b)
   Service fee - Class B                                       (b)
   Service fee - Class D                                       (b)
   Distribution fee - Class B                                   1
   Distribution fee - Class D                                   1
   Transfer agent fee                                           2
   Bookkeeping fee                                              7
   Custodian fee                                                3
   Registration fee                                            58
   Other                                                       (b)
                                                             ----
                                                               81
   Fees and expenses waived or borne by the
    Adviser/Administrator                                     (65)        16
                                                             ----      -----
          Net Investment Loss                                             (6)
                                                                       -----

   NET REALIZED & UNREALIZED LOSS ON PORTFOLIO POSITIONS
   Net realized loss on foreign currency transactions                     (6)
   Net unrealized depreciation
    during the period                                                   (126)
                                                                       -----
          Net Loss                                                      (132)
                                                                       -----
   Net Decrease in Net Assets from Operations                          $(138)
                                                                       =====


   (a) The Fund commenced investment operations on June 3, 1996.
   (b) Rounds to less than one.



   See notes to financial statements.


                       STATEMENT OF CHANGES IN NET ASSETS



                                                              Period ended
   (in thousands)                                               August 31
                                                              ------------
   INCREASE (DECREASE) IN NET ASSETS                            1996 (a)

   Operations:
   Net investment loss                                          $   (6)
   Net realized loss                                                (6)
   Net unrealized depreciation                                    (126)
                                                                ------
       Net Decrease from Operations                               (138)
                                                                ------
   Fund Share Transactions:
   Receipts for shares sold - Class A                            1,142
   Cost of shares repurchased - Class A                            (33)
                                                                ------
                                                                 1,109
                                                                ------
   Receipts for shares sold - Class B                            1,246
   Cost of shares repurchased - Class B                             (1)
                                                                ------
                                                                 1,245
                                                                ------
   Receipts for shares sold - Class D                              483
                                                                ------
   Receipts for shares sold - Class Z                            1,250
                                                                ------
     Net Increase from Fund Share Transactions                   4,087
                                                                ------
           Total Increase                                        3,949
   NET ASSETS
   Beginning of period                                              --
                                                                ------
   End of period (including undistributed net
    investment loss of $6)                                      $3,949
                                                                ======


   NUMBER OF FUND SHARES
   Sold - Class A                                                  113
   Repurchased - Class A                                            (3)
                                                                ------
                                                                   110
                                                                ------
   Sold - Class B                                                  123
   Repurchased - Class B                                           (b)
                                                                ------
                                                                   123
                                                                ------
   Sold - Class D                                                   49
                                                                ------
   Sold - Class Z                                                  125




   (a) The Fund commenced investment operations on June 3, 1996.
   (b) Rounds to less than one.



   See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996



NOTE 1.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Newport Japan Fund (the Fund), a series of Colonial Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class D, and Class Z. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to the prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the first-in, first-out basis for both financial statement and federal income tax purposes.

                  Notes to Financial Statements/August 31, 1996
--------------------------------------------------------------------------------
NOTE 1.  ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class A, Class B and Class D service fee and Class B and Class D distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class D net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class D shares and the distribution fee applicable to Class B and Class D shares only.

Class A, Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class D shares and the distribution fee applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred $1,000 of expenses in connection with its organization. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

                  Notes to Financial Statements/August 31, 1996
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Newport Fund Management (the Adviser) is the investment Adviser of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average net assets.

ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

                  Notes to Financial Statements/August 31, 1996
--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. For the period ended August 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $3,099 on sales of the Fund's Class A shares and received $51 and none contingent deferred sales charges (CDSC) on Class B and Class D share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class D net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class D shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.75% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employ-ees of the Adviser or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the period ended August 31, 1996, purchases and sales of investments, other than short-term obligations, were $3,445,065 and none, respectively.

Unrealized appreciation (depreciation) at August 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was approximately:

           Gross unrealized appreciation            $  38,000
           Gross unrealized depreciation            $(164,000)
                                                    ---------
              Net unrealized depreciation           $(126,000)
                                                    =========

                  Notes to Financial Statements/August 31, 1996
--------------------------------------------------------------------------------
OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4.  OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At August 31, 1996, the Fund had one shareholder, Liberty Financial Companies, who owned greater than 5% of the Fund's shares outstanding.

                            FINANCIAL HIGHLIGHTS (b)


  Selected data for a share of each class outstanding throughout the period are as follows:

                                                   Period ended August 31
                                    -----------------------------------------------------
                                                          1996 (c)
                                    Class A        Class B         Class D        Class Z
                                    -------        -------         -------        -------

  Net asset value -
     Beginning of period            $10.000        $10.000         $10.000        $10.000
                                    -------        -------         -------        -------

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (a)            (0.016)        (0.034)         (0.034)        (0.010)
  Net realized and
  unrealized loss                    (0.274)        (0.276)         (0.276)        (0.270)
                                    -------        -------         -------        -------
     Total from Investment
        Operations                   (0.290)        (0.310)         (0.310)        (0.280)
                                    -------        -------         -------        -------

  Net asset value -
     End of period                  $ 9.710        $ 9.690         $ 9.690        $ 9.720
                                    =======        =======         =======        =======
  Total return (d)(e)                 (2.90)%(f)     (3.10)%(f)      (3.10)%(f)     (2.80)%(f)
                                    =======        =======         =======        =======

  RATIOS TO AVERAGE NET ASSETS
  Expenses                             2.00 %(g)(h)    2.75 %(g)(h)   2.75 %(g)(h)   1.75 %(g)(h)
  Net investment loss                 (0.66)%(g)(h)   (1.41)%(g)(h)  (1.41)%(g)(h)  (0.41)%(g)(h)
  Fees and expenses
   waived or borne by the
   Adviser/Administrator               9.13 %(h)       9.13 %(h)      9.13 %(h)      9.13 %(h)
  Portfolio turnover                     --              --             --             --
  Average commission rate           $0.1794         $0.1794        $0.1794        $0.1794
  Net assets at end
  of period (000)                   $ 1,066         $ 1,197        $   472        $ 1,214



  (a)   Net of fees and expenses waived or borne by the Adviser/Administrator
        which amounted to:       $0.230     $0.230     $0.230     $0.230
  (b) Per share data was calculated using average shares outstanding during the period.
  (c)   The Fund commenced investment operations on June 3, 1996.
  (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
  (e) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
  (f)   Not annualized.
  (g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
  (h)   Annualized.


                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF COLONIAL TRUST II AND THE SHAREHOLDERS OF COLONIAL NEWPORT
  JAPAN FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Newport Japan Fund (a series of Colonial Trust II) at August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from June 3, 1996 (commencement of operations) through August 31, 1996 in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio positions at August 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.






PRICE WATERHOUSE LLP
Boston, Massachusetts
October 11, 1996

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------

                    IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Newport Japan Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Newport Japan Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Newport Japan
Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.










--------------------------------------------------------------------------------
                                       19

[FLAG] COLONIAL
       MUTUAL FUNDS

       Mutual Funds for
       Planned Portfolios

--------------------------------------------------------------------------------

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                          -----------------------------
                          NOT FDIC-   MAY LOSE VALUE
                          INSURED     NO BANK GUARANTEE
                          -----------------------------

        COLONIAL INVESTMENT SERVICES, INC., Distributor [Copyright] 1996 One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                                JF-02/757C-0996 M (10/96)


--------------------------------------------------------------------------------